Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	24. Subsequent Events In January 2014, the Board of Directors declared a dividend of $0.22 per share for the first quarter of 2014 to shareholders of record on February 14, payable on March 3, 2014.